As filed with the Securities and Exchange Commission on January 25, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07737

The Purisima Funds

13100 Skyline Blvd
Woodside, California 94062-4547

U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, California  91741

(650) 851-7925

Date of fiscal year end: August 31

Date of reporting period:  November 30, 2009

Item 1. Schedule of Investments.

Purisima All-Purpose Fund
Schedule of Investments
November 30, 2009 (Unaudited)

	Principal Amount	Value
U.S. TREASURY NOTE - 61.7%
3.500%, 02/15/2010	$10,000	$10,073
5.750%, 08/15/2010	10,000	10,394
5.125%, 06/30/2011	10,000	10,737
TOTAL U.S. TREASURY NOTES (Cost $30,985)		$31,204

U.S. TREASURY BILL - 19.7%
0.000%, 03/25/2010	10,000	9,998
TOTAL U.S. TREASURY BILLS (Cost $9,996)		$9,998

MUTUAL FUNDS - 18.4%
SEI Daily Income Trust Government Fund	9,291	9,291
TOTAL MUTUAL FUNDS (Cost $9,291)		$9,291

Total Investments - 99.8% (Cost $50,272) +		50,493
Other Assets in Excess of Liabilities - 0.2%		110
Net Assets - 100.0%		$50,603

+ At November 30, 2009, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows*:

Cost of investments for tax purposes		$50,272
Gross tax unrealized appreciation		221
Net tax unrealized appreciation		$221

 * Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

FAS 157 - Summary of Fair Value Exposure at November 30, 2009
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three board levels listed below.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

Level 1 -	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
Level 2 -
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 -
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of November 30, 2009.  These assets are measured on a recurring basis.

Description	Total	Level 1	Level 2	Level 3
Fixed Income
U.S. Treasury Notes	$31,204	$-	$31,204	$-
U.S. Treasury Bills	9,998	-	9,998	-
Total Fixed Income	$41,202	$1	$41,202	$-

Mutual Funds	$9,291	$9,291	$-	$-
Total Investments in Securities	$50,493	$9,291	$41,202	$-

Purisima Total Return Fund
Schedule of Investments
November 30, 2009 (Unaudited)

COMMON STOCKS - 98.8%	Shares	Value
Australia - 2.0%
BHP Billiton, Ltd. - ADR	101,000	$7,605,300

Brazil - 4.5%
Companhia Siderurgica Nacional SA - ADR	15,300	524,637
Empresa Brasileira de Aeronautica SA (Embraer) - ADR	11,000	223,630
Gafisa SA	15,500	256,406
Petroleo Brasileiro SA - ADR	184,700	9,471,416
Vale SA - ADR	230,900	6,619,903
Weg SA	40,200	407,610
		17,503,602
Canada - 2.6%
Bank of Nova Scotia	131,000	6,043,030
EnCana Corporation	72,500	3,906,300
		9,949,330
China - 2.8%
Baidu.com - ADR (a)	10,650	4,619,331
China Cosco Holdings Company, Ltd.	138,500	182,640
China Life Insurance Company, Ltd. - ADR	3,400	257,244
China Mobile Hong Kong, Ltd. - ADR	88,200	4,133,934
China Oilfield Services, Ltd.	162,000	188,128
China Petroleum & Chemical Corporation - ADR	3,450	288,696
CNOOC, Ltd. - ADR	2,600	402,844
Industrial & Commercial Bank of China, Ltd.	366,000	309,327
Weichai Power Company, Ltd.	46,400	388,261
		10,770,405
Czech Republic - 0.0%
Cez AS	1,500	75,053

Finland - 1.0%
Nokia Oyj - ADR	296,400	3,930,264

France - 3.9%
AXA	18,200	433,698
AXA - ADR	173,550	4,297,098
BNP Paribas SA	46,708	3,857,383
Total SA - ADR	104,708	6,511,790
		15,099,969
Germany - 6.1%
BASF AG - ADR	136,300	8,258,417
E.ON AG	13,600	537,890
E.ON AG - ADR	129,900	5,147,937
Siemens AG - ADR	100,900	9,950,758
		23,895,002

Schedule of Investments
November 30, 2009 (Unaudited)

	Shares	Value

Hong Kong - 0.9%
Cheung Kong Holdings, Ltd. - ADR	283,800	$3,575,880

India - 0.2%
HDFC Bank, Ltd. - ADR	1,600	215,280
ICICI Bank, Ltd. - ADR	5,400	200,880
Reliance Industries, Ltd. - GDR 144A (a)	3,600	164,520
Sterlite Industries India, Ltd. - ADR	11,100	203,796
		784,476
Indonesia - 0.2%
Bank Rakyat Tbk PT	264,500	207,012
Bumi Resources Tbk PT	964,400	239,698
International Nickel Indonesia Tbk PT	385,000	140,481
Medco Energi Internasional Tbk PT	456,500	120,703
Telekomunikasi Indonesia Tbk PT - ADR	5,600	213,752
		921,646
Israel - 0.1%
Teva Pharmaceutical Industries, Ltd. - ADR	4,900	258,671

Italy - 1.0%
Intesa Sanpaolo SpA - ADR (a)	141,532	3,716,630

Japan - 4.3%
Honda Motor Company, Ltd. -ADR	156,700	4,856,133
Mitsubishi UFJ Financial Group, Incorporated - ADR	454,200	2,493,558
Nomura Holdings, Incorporated	283,800	2,042,152
Panasonic Corporation - ADR	260,900	3,331,693
Sony Corporation	86,200	2,318,544
Sumitomo Mitsui Financial Group, Incorporated	57,500	1,895,824
		16,937,904
Malaysia - 0.2%
CIMB Group Holding BHD	52,200	194,490
Genting BHD	106,000	217,155
MMC Corporation BHD	226,600	160,307
		571,952
Mexico - 1.5%
America Movil SA de CV - ADR	99,500	4,813,810
Grupo Mexico SA de CV	221,308	520,443
Industrias Penoles SA de CV	17,700	412,426
Wal-Mart De Mexico SA de CV - ADR	6,000	245,520
		5,992,199
Netherlands - 2.7%
ING Groep NV - ADR (a)	197,827	1,879,357
ING Groep NV - Rights (a)	197,827	523,450
Unilever NV - ADR	264,400	8,146,164
		10,548,971

Schedule of Investments
November 30, 2009 (Unaudited)

	Shares	Value

Norway - 0.0%
Statoil ASA	0	$6

Philippines - 0.0%
Philippine Long Distance Telephone - ADR	3,100	171,244

Poland - 0.1%
Bank Pekao SA - GDR	1,900	120,643
Bre Bank SA (a)	900	74,737
KGHM Polska Miedz SA - GDR	2,800	217,655
		413,035
Russian Federation - 0.1%
LUKOIL - ADR	3,000	174,150
OAO Gazprom - Sponsored ADR	11,300	257,688
		431,838
South Africa - 0.2%
Anglo Platinum, Ltd. - ADR (a)	3,400	348,364
MTN Group Ltd.	10,300	165,245
Sasol, Ltd. - ADR	5,500	217,690
		731,299
South Korea - 0.7%
Daewoo Securities Company, Ltd.	7,000	112,573
Daewoo Shipbuilding & Marine Engineering Company, Ltd. - GDR	4,700	115,883
Hyundai Dept. Store	2,800	274,510
Hyundai Heavy Industries Company, Ltd.	1,400	181,201
KB Financial Group, Incorporated - ADR (a)	2,800	141,008
Lotte Shopping Company	800	247,678
POSCO - ADR	3,425	408,260
Samsung Electronics Company, Ltd. - GDR 144A	1,250	387,486
Samsung Fire & Marine Insurance Company	900	156,347
Samsung Securities Company, Ltd.	2,500	130,289
Shinhan Financial Group Company, Ltd. - ADR	1,800	142,056
SK Energy Company, Ltd.	3,600	337,461
Woori Finance Holdings Company, Ltd. - ADR (a)	2,400	88,776
Woori Investment & Securities Company, Ltd.	7,500	96,104
		2,819,632
Spain - 2.2%
Banco Santander Central Hispano SA - ADR	501,121	8,669,393

Switzerland -9.3%
Abb, Ltd. - ADR	321,800	5,908,248
Credit Suisse Group - ADR	163,300	8,558,553
Nestle SA	168,050	7,943,665
Roche Holding AG	48,400	7,916,890
Transocean Ltd (a)	44,306	3,783,289
UBS AG (a)	133,833	2,099,832
		36,210,477

Schedule of Investments
November 30, 2009 (Unaudited)

	Shares	Value

Taiwan - 0.4%
Advanced Semiconductor Engineering, Incorporated - ADR	35,480	$139,081
Asustek Computer, Incorporated - GDR	23,246	230,837
Hon Hai Precision - GDR	46,519	418,668
Siliconware Precision Industries, Ltd. - ADR	20,342	136,698
Taiwan Semiconductor Manufacturing Company, Ltd. - ADR	43,735	454,407
		1,379,691
Turkey - 0.0%
Turkcell Iletisim Hizmet AS - ADR	6,800	104,448

United Kingdom - 3.0%
Anglo American Plc - ADR	170,000	3,651,600
GlaxoSmithKline Plc - ADR	74,350	3,083,294
Rio Tinto Plc - ADR	24,625	5,025,963
		11,760,857
United States - 48.8%
Anadarko Petroleum Corporation	147,150	8,759,839
Applied Materials, Incorporated	343,000	4,222,330
Carnival Corporation	139,200	4,458,576
Caterpillar, Incorporated	120,500	7,035,995
Cisco Systems, Incorporated (a)	386,000	9,032,400
Coach, Incorporated	155,500	5,403,625
Devon Energy Corporation	72,000	4,849,200
Dover Corporation	119,500	4,885,160
Electronic Arts, Incorporated (a)	221,700	3,744,513
EMC Corporation (a)	352,550	5,933,416
Fortune Brands, Incorporated	133,000	5,108,530
Freeport-McMoRan Copper & Gold, Incorporated (a)	123,000	10,184,400
General Electric Company	238,850	3,826,377
Hewlett-Packard Company	151,900	7,452,214
Honeywell International, Incorporated	89,900	3,458,453
Intel Corporation	330,700	6,349,440
Johnson & Johnson	94,000	5,906,960
Merck & Company, Incorporated	131,200	4,750,752
Microsoft Corporation	269,600	7,928,936
Nordstrom, Incorporated	209,200	6,997,740
Nucor Corporation	102,700	4,355,507
Occidental Petroleum Corporation	131,700	10,640,043
Oracle Corporation	336,400	7,427,712
PACCAR, Incorporated	129,500	4,801,860
PPG Industries, Incorporated	99,200	5,895,456
Procter & Gamble Company	69,225	4,316,179
Schlumberger Ltd.	121,300	7,749,857
Target Corporation	85,900	3,999,504
Time Warner Cable, Incorporated	24,766	1,037,448
Time Warner, Incorporated	98,666	3,031,020
Union Pacific Corporation	78,400	4,959,584

Schedule of Investments
November 30, 2009 (Unaudited)

	Shares	Value

United States - 48.8% (continued)
United Technologies Corporation	92,900	$6,246,596
Wal-Mart Stores, Incorporated	100,900	5,504,095
		190,253,717
TOTAL COMMON STOCKS (Cost $364,680,332)		$385,082,891

PREFERRED STOCKS - 0.7%
Brazil - 0.7%
Banco Bradesco SA	10,800	$228,852
Companhia de Bebidas das Americas (AmBev) - ADR	3,100	304,916
Companhia Energetica de Minas Gerais - ADR	5,527	99,375
Gerdau SA - ADR	25,800	415,380
Itau Unibanco Holdings SA - ADR	27,225	605,756
Lojas Americanas SA	34,000	280,832
Vale SA - ADR	27,100	663,950
		2,599,061
TOTAL PREFERRED STOCKS (Cost $2,002,802)		$2,599,061

MUTUAL FUNDS - 0.7%	Principal Amount	Value
SEI Daily Income Trust Government Fund	1,946,585	$1,946,585
TOTAL MUTUAL FUNDS (Cost $1,946,585)		1,946,585

Total Investments - 100.0% (Cost $368,629,719) (b)		389,628,537
Other Assets in Excess of Liabilities - 0.0%		47,167
Net Assets - 100.0%		$389,675,704

ADR - American Depository Receipt
GDR - Global Depository Receipt
(a) Non-Income Producing
(b) At November 30, 2009, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows*:

	Cost of investments for tax purposes	$368,629,719
	Gross tax unrealized appreciation	64,629,755
	Gross tax unrealized depreciation	(43,630,937)
	Net tax unrealized appreciation	$20,998,818

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.   For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Schedule of Investments
November 30, 2009 (Unaudited)

FAS 157 - Summary of Fair Value Exposure at November 30, 2009
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three board levels listed below.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

Level 1 -	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 -
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 -
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of November 30, 2009.  These assets are measured on a recurring basis.

Description	Total	Level 1	Level 2	Level 3
Equity
Common Stock	$385,082,891	$384,323,136	$759,755	$-
Preferred Stock	2,599,061	2,599,061	-	-
Total Equity	$387,681,952	$386,922,197	$759,755	$-

Mutual Funds	$1,946,585	$1,946,585	$-	$-
Total Investments in Securities	$389,628,537	$388,868,782	$759,755	$-

Purisima Total Return Fund
Schedule of Investments
November 30, 2009 (Unaudited)

Industry	% of Net Assets
Oil, Gas & Consumable Fuels	11.9%
Metals & Mining	10.5%
Commercial Banks	7.5%
Pharmaceuticals	5.6%
Software	4.9%
Machinery	4.6%
Food Products	4.1%
Chemicals	3.6%
Industrial Conglomerates	3.6%
Computers & Peripherals	3.5%
Capital Markets	3.4%
Communications Equipment	3.3%
Multiline Retail	3.0%
Energy Equipment & Services	3.0%
Semiconductors & Semiconductor Equipment	2.9%
Household Durables	2.8%
Aerospace & Defense	2.6%
Wireless Telecommunication Services	2.4%
Electrical Equipment	1.5%
Electric Utilities	1.5%
Food & Staples Retailing	1.5%
Textiles, Apparel & Luxury Goods	1.4%
Insurance	1.3%
Road & Rail	1.3%
Automobiles	1.3%
Hotels, Restaurants & Leisure	1.2%
Internet Software & Services	1.2%
Household Products	1.1%
Media	1.0%
Real Estate Management & Development	0.9%
Diversified Financial Services	0.6%
Electronic Equipment & Instruments	0.2%
Beverages	0.1%
Diversified Telecommunication Services	0.1%
Marine	0.1%
Total Investment in Securities	99.5%
Cash Equivalent	0.5%
Net Assets	100.0%

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Purisima Funds

By        /s/ Kenneth L. Fisher
           Kenneth L. Fisher, President

Date      1/21/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ Kenneth L. Fisher
                                    Kenneth L. Fisher, President

Date      1/21/2010

By       /s/ Michael Ricks
                    Michael Ricks, Treasurer

Date     1/22/2010